Reporting Entity - Total Issued Shares Held by Shareholders (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares	218,833,144	80,745,711
Percentage of total shares issued (%)	100.00%	100.00%
SK Inc. [member]
Disclosure of classes of share capital [line items]
Number of shares	65,668,397	21,624,120
Percentage of total shares issued (%)	30.00%	26.78%
National pension service [member]
Disclosure of classes of share capital [line items]
Number of shares	21,076,493	8,853,906
Percentage of total shares issued (%)	9.63%	10.97%
Institutional investors and other minority shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	126,990,775	39,582,507
Percentage of total shares issued (%)	58.04%	49.02%
Kakao Corp. [member]
Disclosure of classes of share capital [line items]
Number of shares	3,846,487	1,266,620
Percentage of total shares issued (%)	1.76%	1.57%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	1,250,992	9,418,558
Percentage of total shares issued (%)	0.57%	11.66%